Loans (Details) - Schedule of Movement in Liabilities Deriving from Financing Activities - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement in Liabilities Deriving from Financing Activities [Line Items]
Balance Beginning	€ 384,291	€ 356,194
Changes from financing activities
Proceeds from issue of debentures	55,808
Repayment of debentures	(17,763)	(19,764)
Receipt of loans	32,157	215,170
Repayment of loans	(12,736)	(153,751)
Accrued interest	4,284	2,488
Linkage	1,849	2,029
Transaction costs related to borrowings	(240)	(3,082)
Issuance of capital note to non-controlling interest		(3,958)
Transfer to disposal groups held for sale	(13,047)
Total net financing liabilities	434,603	395,326
Effect of changes in foreign exchange rates	(12,578)	(11,035)
Balance Ending	422,025	384,291
Loans and borrowings [Member]
Schedule of Movement in Liabilities Deriving from Financing Activities [Line Items]
Balance Beginning	273,863	218,895
Changes from financing activities
Proceeds from issue of debentures
Repayment of debentures
Receipt of loans	32,157	215,170
Repayment of loans	(12,736)	(153,751)
Accrued interest	4,284	2,488
Linkage	1,849	2,029
Transaction costs related to borrowings	(686)	(3,861)
Issuance of capital note to non-controlling interest		(3,958)
Transfer to disposal groups held for sale	(13,047)
Total net financing liabilities	285,684	277,012
Effect of changes in foreign exchange rates	(3,746)	(3,149)
Balance Ending	281,938	273,863
Debentures [Member]
Schedule of Movement in Liabilities Deriving from Financing Activities [Line Items]
Balance Beginning	110,428	137,299
Changes from financing activities
Proceeds from issue of debentures	55,808
Repayment of debentures	(17,763)	(19,764)
Receipt of loans
Repayment of loans
Accrued interest
Linkage
Transaction costs related to borrowings	446	779
Issuance of capital note to non-controlling interest
Transfer to disposal groups held for sale
Total net financing liabilities	148,919	118,314
Effect of changes in foreign exchange rates	(8,832)	(7,886)
Balance Ending	€ 140,087	€ 110,428